Acquisitions (Schedule Of Pro Forma Consolidated Results) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Auxilium Pharmaceuticals, Inc.
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Revenue | $	$ 3,292,293
Net loss attributable to Endo International plc | $	$ (1,513,625)
Basic net income (loss) per share (in dollars per share) | $ / shares	$ (7.68)
Diluted net income (loss) per share (in dollars per share) | $ / shares	$ (7.68)
Par Pharmaceutical Holdings, Inc.
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Revenue | $	$ 4,268,110
Net loss attributable to Endo International plc | $	$ (1,594,130)
Basic net income (loss) per share (in dollars per share) | $ / shares	$ (8.09)
Diluted net income (loss) per share (in dollars per share) | $ / shares	$ (8.09)